Income Taxes (Reconciliation Of Income Tax Expense Based On Federal Statutory Rate To Amount Per Effective Tax Rate) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes
Taxes computed at federal statutory rate	$ 7,242	$ 3,624	$ 9,818
State and local income taxes - net of federal income tax benefit	483	(113)	302
Connecticut wireline sale	0	350	0
Loss of foreign tax credits in connection with America Movil sale	0	386	0
Other - net	(720)	(628)	(792)
Total	$ 7,005	$ 3,619	$ 9,328
Effective Tax Rate	33.90%	34.90%	33.30%
Statutory federal income tax rate	35.00%